Other assets (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Other Assets

$ millions, as at October 31	2019	2018
Accrued interest receivable	$1,414	$1,292
Defined benefit asset (Note 18)	175	362
Precious metals (1)	1,815	251
Brokers’ client accounts	5,471	2,997
Current tax receivable	3,542	3,175
Other prepayments	745	685
Derivative collateral receivable	6,185	5,071
Accounts receivable	759	868
Other	717	582
	$20,823	$15,283
(1)	Includes gold and silver bullion that are measured at fair value using unadjusted market prices quoted in active markets.